Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Condensed Consolidated Statements Of Changes In Equity Unaudited Abstract
Net of issuance costs	$ 527